Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Schedule of Composition of Financial Instruments by Currency

As of December 31, 2018:

	Dollars	NIS	Pound sterling	Euro & SEK	Total
	U.S. dollars in thousands
Assets:
Cash and cash equivalents	$26,340	$2,827	$95	$85	$29,347
Short term bank deposits	21,135	-	-	-	21,135
Trade receivables	-	-	-	-	-
Other current assets (except for prepaid expenses)	-	521	-	-	521

	47,475	3,348	95	85	51,003

Liabilities-
Accounts payable and accrued expenses	$1,966	$2,109	$-	$62	$4,137

Net assets	$45,509	$1,239	$95	$23	$46,866

As of December 31, 2017:

	Dollars	NIS	Pound sterling	Euro & SEK	Total
	U.S. dollars in thousands
Assets:
Cash and cash equivalents	$4,781	$1,546	$187	$180	$6,694
Short term bank deposits	48,035	-	-	-	48,035
Trade receivables	2,000	-	-	-	2,000
Other current assets (except for prepaid expenses)	-	1,447	-	-	1,447

	54,816	2,993	187	180	58,176

Liabilities-
Accounts payable and accrued expenses	$4,492	$1,973	$45	$13	$6,523

Net assets	$50,324	$1,020	$142	$167	$51,653